Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives

	%	Useful life (years)

Software systems (from classified date, see also section i. above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted loss per ordinary share

	Year Ended December 31,
	2019	2018	2017

Net loss (U.S. dollars in thousands)	$(7,737)	$(10,189)	$(9,111)

Weighted-average ordinary shares outstanding - basic and diluted	7,096,266	2,956,908	2,459,088

Loss per ordinary basic and diluted (U.S. dollars)	$(1.09)	$(3.45)	$(3.71)

Schedule of amortization is calculated using the straight-line method
	%	Useful life (years)

Intellectual property	33	3